Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets
Allowance, accounts receivable	$ 11,250	$ 10,967
Accumulated depreciation, fixed assets	10,750	5,525
Accumulated amortization, license agreements		116,347
Accumulated amortization, domain names	11,887	1,210
Accumulated amortization, software development	582,017	199,646
Accumulated amortization, residual contract revenue	147,324
Accumulated impairment losses, goodwill	669,993
Debt discount, notes payable	$ 55	$ 8,358
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	42,068,773	32,663,065
Common stock, shares outstanding	42,068,773	32,663,065
Common shares payable, unissued	107,853	662,200